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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                        SUPPLEMENT DATED JULY 16, 2007 TO
                         PROSPECTUSES DATED MAY 1, 2007


This Supplement is intended to supplement prospectuses dated May 1, 2007 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York. The prospectuses affected by this Supplement are entitled "VENTURE VANTAGE VARIABLE ANNUITY," "VENTURE VARIABLE ANNUITY," "VENTURE III VARIABLE ANNUITY" AND "VENTURE VISION VARIABLE ANNUITY."

PURPOSE OF THIS SUPPLEMENT
This Supplement describes the following clarification that we are making to our Income Plus for Life Rider and to our Income Plus for Life -- Joint Life Rider:
         - We will determine the Target Amount on the later of (a) the end of the first 10 Contract Years while the Rider is in effect or (b) the Contract Anniversary immediately preceding the 70th birthday of the Covered Person (younger Covered Person for Income Plus for Life -- Joint Life) as long as the Covered Person is alive on such Anniversary Date.

This clarification to the "Target Amount" calculation applies only to the Income Plus for Life Rider and the Income Plus for Life -- Joint Life Rider. This clarification does not apply to any of our other guaranteed minimum withdrawal benefit Riders (including the Principal Plus Rider, the Principal Plus for Life Rider, the Principal Plus for Life Plus Automatic Annual Step-up Rider, or the Principal Plus for Life Plus Spousal Protection Rider), which do not have a Target Amount adjustment.

We use certain terms in this Supplement that have defined meanings. If a term is not defined in this Supplement, it has the meaning given to it in the Prospectus.

REVISIONS TO THE PROSPECTUS

1. WE REVISE THE SUBSECTION ENTITLED "CHANGE OF RIDERS" IN THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUS FOR AFFECTED CONTRACTS AS FOLLOWS:

If you are eligible and decide to exchange your Current Rider for an Income Plus for Life Rider or an Income Plus for Life -- Joint Life Rider:

     o you will have to pay the current annual fee for the new Rider, as described in the Fee Tables section of this Prospectus;

     o the Covered Person under a new Income Plus for Life Rider must be a Covered Person under your Current Rider;

     o one of the Covered Persons under a new Income Plus for Life - Joint Life Rider) must be a Covered Person under your Current Rider, and the other Covered Person must be the first Covered Person's spouse;

     o we will calculate the initial Benefit Base under the new Rider as of the Contract Date if you exchange your Current Rider before the first Contract Anniversary;

     o we will calculate the initial Benefit Base under the new Rider to equal the Contract Value of your Contract if you exchange your Current Rider on or after the first Contract Anniversary;

     o if you exchange your Rider on or after the first Contract Anniversary, we will calculate the Target Amount under the new Rider on the later of
         (a) the 10th Contract Anniversary following the exchange or (b) the Contract Anniversary immediately preceding the 70th birthday of the Covered Person (younger Covered Person for Income Plus for Life-Joint
         Life) as long as the Covered Person is alive on such Anniversary Date; and

     o if you exchange your Rider on or after the first Contract Anniversary, we will calculate the Target Amount under the new Rider as (a) 200% of the Contract Value on the date of the exchange plus any Purchase Payments applied to the Benefit Base after the exchange but prior to the Contract Anniversary next following the exchange; plus (b) 100% of any Purchase


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        Payments applied to the Benefit Base after the Contract Anniversary next following the exchange but prior to the Target Date.

We will deduct the fee for the new Rider on the first Contract Anniversary following the exchange and each Contract Anniversary thereafter. You must submit all required paperwork in good order to our Annuities Service Center to elect an Income Plus for Life Rider or an Income Plus for Life-Joint Life Rider. You must do this within the 90 day period we permit for this purpose or, if applicable in your state, any extension of these periods.

2. WE REVISE THE SUBSECTION ENTITLED "INCOME PLUS FOR LIFE -- INCREASES IN THE BENEFIT BASE" IN THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUS FOR AFFECTED CONTRACTS AS FOLLOWS:

INCREASES IN THE BENEFIT BASE. We will increase the Benefit Base:

    o by any applicable Bonus if you take no withdrawals during certain Contract Years;

    o   by any applicable "Step-up" to reflect certain increases in Contract
        Value;

    o to an established "Target Amount" if you take no withdrawals until the later of: (a) the Contract Anniversary immediately preceding the 70th birthday of the Covered Person as long as the Covered Person is alive on such Anniversary Date; and (b) the Contract Anniversary at the end of 10 Contract Years; and

    o to reflect certain additional Purchase Payments (see "Purchase Payments, above").

Bonuses, when applied, will increase the Benefit Base and the Lifetime Income Amount.

3. WE REVISE THE SUBSECTION ENTITLED "INCOME PLUS FOR LIFE -- 'TARGET AMOUNT' ADJUSTMENT" IN THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUS FOR AFFECTED CONTRACTS AS FOLLOWS:

"TARGET AMOUNT" ADJUSTMENT. When you purchase the Income Plus for Life, we establish a "Target Amount" for a potential increase in the Benefit Base on a "Target Date." For these purposes, the Target Date is the later of:

    o the end of the first 10 Contract Years while the Income Plus for Life is in effect; or

    o the Contract Anniversary immediately preceding the 70th birthday of the Covered Person as long as the Covered Person is alive on such Anniversary Date.

The Target Amount is 200% of the initial Purchase Payment for your Contract. We will increase the Target Amount by 200% of all additional Purchase Payments made in the first Contract Year and 100% of all subsequent Purchase Payments you make, subject to our Purchase Payment limits, until the applicable target date. In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million.

If you take no withdrawals under your Contract from the Income Plus for Life Rider's effective date until the applicable Target Date, we will adjust the Benefit Base to equal the greater of:

    o the current Benefit Base, as adjusted by any Lifetime Income Bonus or Step-up for the Contract Year ending on the Target Date; or

    o   the Target Amount.

4. WE REVISE THE SUBSECTION ENTITLED "INCOME PLUS FOR LIFE -- JOINT LIFE - INCREASES IN THE BENEFIT BASE" ADJUSTMENT" IN THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUS FOR AFFECTED CONTRACTS AS FOLLOWS:

INCREASES IN THE BENEFIT BASE. We will increase the Benefit Base:

    o by any applicable Bonus if you take no withdrawals during certain Contract Years;

    o   by any applicable "Step-up" to reflect certain increases in Contract
        Value;

    o to an established "Target Amount" if you take no withdrawals until the later of: (a) the Contract Anniversary immediately preceding the 70th birthday of the younger Covered Person as long as the younger Covered Person is alive on such Anniversary Date; and (b) the Contract Anniversary at the end of 10 Contract Years; and

    o to reflect certain additional Purchase Payments (see "Purchase Payments," above).


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Bonuses, when applied, will increase the Benefit Base and the Lifetime Income
Amount.

5. WE REVISE THE SUBSECTION ENTITLED "INCOME PLUS FOR LIFE -- JOINT LIFE - 'TARGET AMOUNT' ADJUSTMENT" IN THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUS FOR AFFECTED CONTRACTS AS FOLLOWS:

"TARGET AMOUNT" ADJUSTMENT. When you purchase the Income Plus for Life -- Joint Life Rider, we establish a "Target Amount" for a potential increase in the Benefit Base on a "Target Date." For these purposes, the Target Date is the later of:

    o the end of the first 10 Contract Years while the Income Plus for Life -- Joint Life Rider is in effect; or

    o the Contract Anniversary preceding the 70th birthday of the younger Covered Person as long as the younger Covered Person is alive on such Anniversary Date.

The Target Amount is 200% of the initial Purchase Payment for your Contract. We will increase the Target Amount by 200% of all additional Purchase Payments made in the first Contract Year and 100% of all subsequent Purchase Payments you make, subject to our Purchase Payment limits, until the applicable target date. In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million.

If you take no withdrawals under your Contract from the Income Plus for Life -- Joint Life Rider's effective date until the applicable Target Date, we will adjust the Benefit Base to equal the greater of:

    o the current Benefit Base, as adjusted by any Lifetime Income Bonus or Step-up for the Contract Year ending on the Target Date; or

    o   the Target Amount.


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You should read this Supplement together with the prospectus for the Contract you purchase, and retain both for future reference. If you would like another copy of the prospectus, please contact our Annuities Service Office at 1-800-344-1029, or in New York state, 1-800-551-2078 to request a free copy. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the prospectus.
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